Cover	Oct. 01, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 01, 2026
Entity File Number	001-42274
Entity Registrant Name	HOST DIGITAL INC.
Entity Central Index Key	0001948864
Entity Tax Identification Number	88-4128927
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3800 North 28th Way
Entity Address, Address Line Two	Unit# 1
Entity Address, City or Town	Hollywood
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33020
City Area Code	(305)
Local Phone Number	600-5004
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock
Trading Symbol	HOST
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false